BALANCE SHEET DETAILS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Write off of fully depreciated property, plant and equipment	$ 0.1	$ 2.7	$ 1.4
Accumulated depreciation related to derecognized amount of property, plant and equipment	$ 0.1	$ 2.7	$ 1.4